HCM Dividend Sector Plus Fund Class A Shares HCMNX Class A1 Shares HCMWX Class I Shares HCMQX Investor Class Shares HCMPX
HCM Tactical Growth Fund Class A Shares HCMGX Class I Shares HCMIX Investor Class Shares HCMDX	HCM Income Plus Fund Class A Shares HCMEX Class I Shares HCMLX Investor Class Shares HCMKX

PROSPECTUS

November 1, 2022

Adviser:

1145 Hembree Road,

Roswell, Georgia 30076

www.howardcmfunds.com	1-855-969-8464

This Prospectus provides important information about the Funds that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Page

FUND SUMMARY – HCM DIVIDEND SECTOR PLUS FUND	1
Investment Objective	1
Fees and Expenses of the Fund	1
Principal Investment Strategies	2
Principal Investment Risks	2
Performance	4
Purchase and Sale of Fund Shares	6
Tax Information	6
Payments to Broker-Dealers and Other Financial Intermediaries	6
FUND SUMMARY – HCM TACTICAL GROWTH FUND	7
Investment Objective	7
Fees and Expenses of the Fund	7
Principal Investment Strategies	8
Principal Investment Risks	8
Performance	10
Purchase and Sale of Fund Shares	12
Tax Information	12
Payments to Broker-Dealers and Other Financial Intermediaries	12
FUND SUMMARY – HCM INCOME PLUS FUND	13
Investment Objective	13
Fees and Expenses of the Fund	13
Principal Investment Strategies	14
Principal Investment Risks	15
Performance	17
Purchase and Sale of Fund Shares	19
Tax Information	19
Payments to Broker-Dealers and Other Financial Intermediaries	19
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	20
Investment Objectives	20
Principal Investment Strategies	20
Principal Investment Risks	22
Temporary Investments	28
Portfolio Holdings Disclosure	28
Cybersecurity	28
MANAGEMENT	29
Investment Adviser	29
Portfolio Manager	29
HOW SHARES ARE PRICED	30
HOW TO PURCHASE SHARES	31
HOW TO REDEEM SHARES	39
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	42
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	43
DISTRIBUTION OF SHARES	44
Distributor	44
Distribution fees	44
Additional Compensation to Financial Intermediaries	45
Householding	45
FINANCIAL HIGHLIGHTS	46
PRIVACY NOTICE	58
Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts	A-1

FUND SUMMARY – HCM DIVIDEND SECTOR PLUS FUND

Investment Objective: Long-term capital appreciation.

Fees and Expenses of the Fund : This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the HCM Dividend Sector Plus Fund
(the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A and Class A1 shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and under the heading “How to Purchase Shares” on page 31 of this Prospectus. In addition, descriptions of the sales load waivers and/or discounts for Class A and Class A1 shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to this Prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)	Class A	Class A1	Class I	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	0.40%	None	1.00%
Other Expenses	0.13%	0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses(1)	0.39%	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses	2.02%	2.17%	1.77%	2.77%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$768	$1,172	$1,600	$2,788
A1	$782	$1,215	$1,672	$2,934
I	$180	$557	$959	$2,084
Investor	$280	$859	$1,464	$3,099
1

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2022, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies: The Fund seeks to achieve its investment objective through investments in: (i) dividend paying equity securities of companies included in the S&P 500; (ii) “plus” other investment companies (mutual funds, closed-end funds and ETFs), sometimes referred to in this Prospectus as “Underlying Funds,” including investment companies that use leverage; and (iii) cash and cash equivalents and put and call options. Unlike typical dividend funds, the Fund may use leverage through investment companies that use leverage.

The Adviser (as defined below) uses the HCM – BuyLine® (“HCM-BuyLine®”), its proprietary quantitative investment model, to determine when the Fund should be in or out of the market. The HCM-BuyLine® uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the Adviser reduces the Fund’s exposure to equities, and, when the trend is up, the Adviser increases the Fund’s exposure to equities. When the Fund is out of the market, it invests in cash and cash equivalents and/or put options. Put options generally have an inverse relationship to the underlying security on which the option is held. When the Fund is in the market, it invests in equity securities and/or call options. Call options generally have a direct relationship to the underlying security on which the option is held. The Fund is designed to maximize returns through investing in any combination of sectors, asset classes, and sub-sectors as determined by the HCM-BuyLine®.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program and you should consider it just one part of your total investment program. Many factors affect the Fund’s net asset value and performance.

•	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.
•	Dividend-Paying Stock Risk: While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

2

•	Equity Securities Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.
•	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.
•	Leverage Risk: The Underlying Funds in which the Fund may invest may use leverage including through use of a line of credit through a bank. Using leverage can magnify a mutual fund’s potential for gain or loss and therefore, amplify the effects of market volatility on a mutual fund’s share price.
•	Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.
•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.
•	Options Risk: When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.
•	Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.
•	Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

3

•	Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.
•	Underlying Funds Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETFs and mutual fund shares may differ from their net asset value. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

Performance: The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. Although Class A1, Class I and Investor Class shares would have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class A1, Class I and Investor Class shares would be different from Class A shares because Class A1, Class I and Investor Class shares have different expenses than Class A shares. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.howardcmfunds.com or by calling 1-855-969-8464.

Class A Performance Bar Chart For Calendar Years Ended December 31

(Returns do not reflect sales loads and would be lower if they did)

Best Quarter:	12/31/20	18.24%
Worst Quarter:	3/31/20	(16.87)%

The year-to-date return as of the most recent calendar quarter, which ended September 30, 2022, was (25.35)%.

4

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2021)

	One Year	Five Years	Since Inception (3-11-15)
Class A shares
Return before taxes	29.67%	16.46%	16.58%
Return after taxes on distributions	29.67%	14.97%	14.99%
Return after taxes on distributions and sale of Fund shares	17.57%	12.55%	12.83%
Class A1 shares
Return before taxes	29.33%	16.26%	16.45%
Class I shares
Return before taxes	37.96%	18.02%	17.73%
Investor Class shares
Return before taxes	36.55%	16.97%	16.76%
S&P 500 TR Index(1) (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	15.47%
(1)	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.

Investment Adviser: Howard Capital Management, Inc. (the “Adviser”).

Portfolio Manager: Vance Howard, President, CEO, Chairman of the Board and founder of the Adviser, has served the Fund as its portfolio manager since it commenced operations in 2015.

5

Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$500	$250
A1	$2,500	$1,000	$500	$250
I	$50,000	$1,000	$500	$250
Investor	$2,500	$1,000	$500	$250

The Fund reserves the right to waive any investment minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

FUND SUMMARY – HCM TACTICAL GROWTH FUND

Investment Objective: Long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the HCM Tactical Growth Fund (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and under the heading “How to Purchase Shares” on page 31 of this Prospectus. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to this Prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	None	1.00%
Other Expenses	0.14%	0.14%	0.14%
Acquired Fund Fees and Expenses(1)	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	2.09%	1.84%	2.84%

(1)      Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds (“ETFs”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$775	$1,192	$1,634	$2,857
I	$187	$579	$995	$2,159
Investor	$287	$880	$1,499	$3,166
7

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2022, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.

Principal Investment Strategies: The Fund seeks to achieve its investment objective through investments in: (i) domestic equity securities of any market capitalization;
(ii) investment companies (mutual funds, closed-end funds and ETFs), sometimes referred to in this Prospectus as “Underlying Funds;” including investment companies that use leverage and (iii) cash and cash equivalents and put and call options.

The Adviser (as defined below) uses the HCM – BuyLine® (“HCM-BuyLine®”), its proprietary quantitative investment model, to determine when the Fund should be in or out of the market. The HCM-BuyLine® uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the Adviser reduces the Fund’s exposure to equities, and, when the trend is up, the Adviser increases the Fund’s exposure to equities. The Adviser uses its discretion to determine how much the Fund will be in or out of the market based on the strength of the trend identified by the HCM-BuyLine®. When the Fund is out of the market, it invests in cash and cash equivalents and/or put options to hedge the portfolio’s equity securities and to reduce volatility. Put options generally have an inverse relationship to the underlying security on which the option is held. When the Fund in in the market, it invests in equity securities and/or call options. Call options generally have a direct relationship to the underlying security on which the option is held. The Fund may be invested from 0-100% in cash and cash equivalents and/or put and call options and 0-100% in equities depending on the strength of the trend identified by the HCM-BuyLine®.

The Fund invests in equity securities of companies in sectors selected by the HCM-BuyLine®, which indicates which sectors are outperforming other sectors at any given time based on the Adviser’s proprietary strength criteria. The Fund is heavily growth oriented and designed to maximize returns through investing in any combination of sectors, asset classes, and sub-sectors as determined by the HCM-BuyLine®.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

•	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.
•	Equity Securities Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.

8

•	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.
•	Leverage Risk: The Underlying Funds in which the Fund may invest may use leverage including through use of a line of credit through a bank. Using leverage can magnify a mutual fund’s potential for gain or loss and therefore, amplify the effects of market volatility on a mutual fund’s share price.
•	Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.
•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.
•	Options Risk: When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.
•	Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.
•	Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.
•	Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.
•	Underlying Funds Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETFs and mutual fund shares may differ from their net asset value. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

9

Performance: The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. Although Class I and Investor Class shares would have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class I and Investor Class shares would be different from Class A shares because Class I and Investor Class shares have different expenses than Class A shares. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.howardcmfunds.com or by calling 1-855-969-8464.

Class A Performance Bar Chart For Calendar Years Ended December 31

(Returns do not reflect sales loads and would be lower if they did)

Best Quarter:	6/30/2020	26.81%
Worst Quarter:	12/31/2018	(22.06)%

The year-to-date return as of the most recent calendar quarter, which ended September 30, 2022, was (37.03)%.

10

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2021)

	One Year	Five Years	Since Inception (7-30-14)
Class A shares
Return before taxes	31.64%	25.18%	16.85%
Return after taxes on distributions	31.34%	24.63%	16.44%
Return after taxes on distributions and sale of Fund shares	18.93%	20.64%	13.89%
Class I shares
Return before taxes	40.04%	26.76%	17.83%
Investor Class shares
Return before taxes	38.67%	25.75%	17.02%
S&P 500 TR Index(1) (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	14.85%
HFRX Equity Hedge Index(2) (reflects no deduction for fees, expenses or taxes)	12.21%	5.31%	3.34%
(1)	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.
(2)	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index or benchmark.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.

Investment Adviser: Howard Capital Management, Inc. (the “Adviser”).

Portfolio Manager: Vance Howard, President, CEO, Chairman of the Board and founder of the Adviser, has served the Fund as its portfolio manager since it commenced operations in 2014.

11

Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$500	$250
I	$50,000	$1,000	$500	$250
Investor	$2,500	$1,000	$500	$250

The Fund reserves the right to waive any investment minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12

FUND SUMMARY – HCM INCOME PLUS FUND

Investment Objective: Total return.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the HCM Income Plus Fund (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and under the heading “How to Purchase Shares” on page 31 of this Prospectus. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to this Prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	None	1.00%
Other Expenses	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses(1)	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	1.55%	1.30%	2.30%

(1)      Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds (“ETFs”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$724	$1,036	$1,371	$2,314
I	$132	$412	$713	$1,568
Investor	$233	$718	$1,230	$2,636
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Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2022, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies: The Fund seeks to achieve its investment objective through investments in ETFs that invest in foreign (including emerging markets) and domestic: (i) equity securities of any market capitalization; (ii) fixed income securities of any maturity, duration and credit quality (including “junk bonds”), “plus”
(iii) investment companies (mutual funds, closed-end funds and ETFs), sometimes referred to in this Prospectus as “Underlying Funds,” including investment companies that use leverage; and (iv) cash and cash equivalents and put and call options.

The Adviser (as defined below) uses the HCM – BuyLine® (“HCM-BuyLine®”), its proprietary quantitative model, to assist in determining when and which asset classes are bought and sold. The HCM-BuyLine® mathematically attempts to keep the Fund in the strongest sector or sectors at any given time as measured by the model. If a sector weakens, the HCM-BuyLine® suggests a stronger sector into which the Fund should allocate its assets. The model’s calculations are updated daily and evaluated weekly to determine whether the Fund’s holdings require a reallocation. If a reallocation is required, weaker holdings are replaced with the stronger assets as determined by the model.

The Adviser uses HCM-BuyLine® to determine when the Fund should be in or out of the market. HCM-BuyLine® uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the Adviser reduces the Fund’s exposure to equities, and, when the trend is up, the Adviser increases the Fund’s exposure to equities. The Adviser uses its discretion to determine how much the Fund will be in or out of the market based on the strength of the trend identified by HCM-BuyLine®. When the Fund is out of the market, it invests in cash and cash equivalents and/or put options to hedge the portfolio’s equity securities and to reduce volatility. Put options generally have an inverse relationship to the underlying security on which the option is held. When the Fund is in the market, it invests in equity securities and/or call options. Call options generally have a direct relationship to the underlying security on which the option is held. The Fund may be invested from 0-100% in cash and cash equivalents and/or put and call options and0-100% in equities depending on the strength of the trend identified by HCM-BuyLine®.

The Adviser maintains the ability to invest a large percentage of the Fund’s holdings in one asset class of the market. The overall asset allocation of the Fund is not fixed. It can and will change significantly over time as the Adviser decides to buy and sell any holding of the portfolio in response to changes in the model’s quantitative measures as a means to take advantage of changes in U.S. and global market trends. The Adviser may engage in frequent buying and selling of the portfolio securities to achieve the Fund’s investment objectives.

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Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

•	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.
•	Duration Risk: Longer-term securities may be more sensitive to interest rate changes. A heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.
•	Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. There may also be less reliable or publicly-available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Fund’s investment strategy. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies.
•	Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.
•	Fixed Income Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. A rise in interest rates may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

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•	Foreign Securities Risk: Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.
•	Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.
•	Junk Bonds Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.
•	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.
•	Leverage Risk: The Underlying Funds in which the Fund may invest may use leverage including through use of a line of credit through a bank. Using leverage can magnify a mutual fund’s potential for gain or loss and therefore, amplify the effects of market volatility on a mutual fund’s share price.
•	Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.
•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.
•	Options Risk: When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.
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•	Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.
•	Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.
•	Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.
•	Underlying Funds Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. Each investment company is subject to specific risks, depending on the nature of the fund.

Performance: The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. Although Investor Class and Class I shares would have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Investor Class and Class I shares would be different from Class A shares because Investor Class and Class I shares have different expenses than Class A shares. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.howardcmfunds.com or by calling 1-855-969-8464.

Class A Performance Bar Chart For Calendar Years Ended December 31

(Returns do not reflect sales loads and would be lower if they did)

Best Quarter:	6/30/20	19.42%
Worst Quarter:	12/31/18	(9.96)%

The year-to-date return as of the most recent calendar quarter, which ended September 30, 2022, was (24.25)%.

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Performance Table

Average Annual Total Returns

(For periods ended December 31, 2021)

	One Year	Five Years	Since Inception(1)	Since Inception(2)
Class A shares
Return before taxes	3.56%	11.85%	11.55%	N/A
Return after taxes on distributions	3.44%	11.04%	10.71%	N/A
Return after taxes on distributions and sale of Fund shares	2.18%	9.03%	8.77%	N/A
Investor Class shares
Return before taxes	8.97%	12.34%	12.02%	N/A
Class I shares
Return before taxes	10.07%	N/A	N/A	24.35%
Bloomberg US Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	(1.54)%	3.57%	3.24%	2.80%
(1)	The Fund’s Class A and Investor Class shares commenced operations on November 9, 2016.
(2)	The Fund’s Class I shares commenced operations on September 11, 2019.
(3)	The Bloomberg US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index or benchmark.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.

Investment Adviser: Howard Capital Management, Inc. (the “Adviser”).

Portfolio Manager: Vance Howard, President, CEO, Chairman of the Board and founder of the Adviser, has served the Fund as its Portfolio manager since it commenced operations in 2016.

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Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$500	$250
I	$50,000	$1,000	$500	$250
Investor	$2,500	$1,000	$500	$250

The Fund reserves the right to waive any investment minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT
PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objectives:

HCM Dividend Sector Plus Fund

The Fund seeks long-term capital appreciation.

HCM Tactical Growth Fund

The Fund seeks long-term capital appreciation.

HCM Income Plus Fund

The Fund seeks total return.

Each Fund’s investment objective may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

Principal Investment Strategies:

HCM Dividend Sector Plus Fund

The Fund seeks to achieve its investment objective through investments in: (i) dividend paying equity securities of companies included in the S&P 500 TR Index; (ii) “plus” other investment companies (mutual funds, closed-end funds and ETFs) sometimes referred to in this Prospectus as “Underlying Funds,” including investment companies that use leverage; and (iii) cash and cash equivalents and put and call options. Unlike typical dividend funds, the Fund may use leverage through investment companies that use leverage.

The Adviser uses the HCM – BuyLine® (“HCM-BuyLine®”), its proprietary quantitative investment model, to determine when the Fund should be in or out of the market. The HCM-BuyLine® uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the Adviser reduces the Fund’s exposure to equities, and, when the trend is up, the Adviser increases the Fund’s exposure to equities. The Adviser uses its discretion to determine how much the Fund will be in or out of the market based on the strength of the trend identified by the HCM-BuyLine®. When the Fund is out of the market, it invests in cash and cash equivalents and/or put options to hedge the portfolio’s equity securities and to reduce volatility. Put options generally have an inverse relationship to the underlying security on which the option is held. When the Fund is in the market, it invests in equity securities and/or call options. Call options generally have a direct relationship to the underlying security on which the option is held. The Fund may be invested from 0-100% in cash and cash equivalents and/or put call options and 0-100% in equities and/or call options depending on the strength of the trend identified by the HCM-BuyLine®. The Fund is designed to maximize returns through investing in any combination of sectors, asset classes, and sub-sectors as determined by the HCM BuyLine®.

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HCM Tactical Growth Fund

The Fund seeks to achieve its investment objective through investments in: (i) domestic equity securities of any market capitalization; (ii) investment companies (mutual funds, closed-end funds and ETFs) sometimes referred to in this Prospectus as “Underlying Funds,” including investment companies that use leverage; and (iii) cash and cash equivalents and put and call options.

The Adviser uses HCM-BuyLine®, to determine when the Fund should be in or out of the market. HCM-BuyLine® uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the Adviser reduces the Fund’s exposure to equities, and, when the trend is up, the Adviser increases the Fund’s exposure to equities. The Adviser uses its discretion to determine how much the Fund will be in or out of the market based on the strength of the trend identified by HCM-BuyLine®. When the Fund is out of the market, it invests in cash and cash equivalents and/or put options to hedge the portfolio’s equity securities and to reduce volatility. Put options generally have an inverse relationship to the underlying security on which the option is held. When the Fund is in the market, it invests in equity securities and/or call options. Call options generally have a direct relationship to the underlying security on which the option is held. When the Fund is in the market, it invests in equity securities. The Fund may be invested from 0-100% in cash and cash equivalents and/or put options and 0-100% in equities and/or call options depending on the strength of the trend identified by HCM-BuyLine®.

The Fund invests in equity securities of companies in sectors selected by the HCM-BuyLine®, which indicates which sectors are outperforming other sectors at any given time based on the Adviser’s proprietary strength criteria. The Fund is heavily growth oriented and designed to maximize returns through investing in any combination of sectors, asset classes, and sub-sectors as determined by the HCM-BuyLine®.

HCM Income Plus Fund

The Fund seeks to achieve its investment objective through investments in unaffiliated ETFs that invest in foreign (including emerging markets) and domestic: (i) equity securities of any market capitalization (ii) fixed income securities of any maturity, duration, and credit quality (including “junk bonds”), “plus” (iii) investment companies (mutual funds, closed-end funds and ETFs), sometimes referred to in this Prospectus as “Underlying Funds,” including investment companies that use leverage; and (iv) cash and cash equivalents and put and call options.

The Adviser uses the HCM-BuyLine®, its proprietary quantitative model, to assist in determining when and which asset classes are bought and sold. The HCM-BuyLine® mathematically attempts to keep the Fund in the strongest sector or sectors at any given time as measured by the model. The HCM-BuyLine® evaluates indicators relating to momentum and relative strength in determining the strongest sectors. If a sector weakens, the HCM-BuyLine® suggests a stronger sector into which the Fund should allocate its assets. The model’s calculations are updated daily and evaluated weekly to determine whether the Fund’s holdings require a reallocation. If a reallocation is required, weaker holdings are replaced with the stronger assets as determined by the model.

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The Adviser uses HCM-BuyLine® to determine when the Fund should be in or out of the market. HCM-BuyLine® uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the Adviser reduces the Fund’s exposure to equities, and, when the trend is up, the Adviser increases the Fund’s exposure to equities. The Adviser uses its discretion to determine how much the Fund will be in or out of the market based on the strength of the trend identified by HCM-BuyLine®. When the Fund is out of the market, it invests in cash and cash equivalents and/or put options to hedge the portfolio’s equity securities and to reduce volatility. Put options generally have an inverse relationship to the underlying security on which the option is held. When the Fund is in the market, it invests in equity securities and/or call options. Call options generally have a direct relationship to the underlying security on which the option is held. The Fund may be invested from 0-100% in cash and cash equivalents and/or put options and 0-100% in equities and/or call options depending on the strength of the trend identified by HCM-BuyLine®.

The Adviser maintains the ability to invest a large percentage of the Fund’s holdings in one asset class of the market. The overall asset allocation of the Fund is not fixed. It can and will change significantly over time as the Adviser decides to buy and sell any holding of the portfolio in response to changes in the model’s quantitative measures as a means to take advantage of changes in U.S. and global market trends. The Adviser may engage in frequent buying and selling of the portfolio securities to achieve the Fund’s investment objectives.

Principal Investment Risks:

The following risks may apply to each Fund’s direct investments as well as a Fund’s indirect risks through investing in investment companies as noted below:

	HCM Dividend Sector Plus Fund	HCM Tactical Growth Fund	HCM Income Plus Fund
Cash and Cash Equivalents Risk	X	X	X
Dividend Paying Stock Risk	X
Duration Risk			X
Emerging Markets Risk			X
Equity Securities Risk	X	X	X
Fixed Income Risk			X
Foreign Securities Risk			X
Investment Model Risk	X	X	X
Junk Bonds Risk			X
Large Capitalization Stock Risk	X	X	X
Leverage Risk	X	X	X
Management Risk	X	X	X
Market and Geopolitical Risk	X	X	X
Options Risk	X	X	X
Sector Risk	X	X	X
Small and Medium Capitalization Stock Risk	X	X	X
Turnover Risk	X	X	X
Underlying Funds Risk	X	X	X
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•	Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.
•	Dividend Paying Stock Risk: While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.
•	Duration Risk: Longer-term securities may be more sensitive to interest rate changes. A heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.
•	Emerging Markets Risk: The Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.
•	Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.
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•	Fixed Income Risk: Fixed income risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early or later than expected, potentially reducing the amount of interest payments or extending time to principal repayment). These risks could affect the value of a particular investment possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. When the Fund invests in fixed income securities the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. Generally, these changing market conditions may cause the Fund’s share price to fluctuate or decline more than other types of equity investments.
•	Foreign Securities Risk: To the extent the Fund invest in foreign securities, the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. As a result, the Fund may be exposed to greater risk and will be more dependent on the Adviser’s ability to assess such risk than if the Fund invested solely in more developed countries.
•	Investment Model Risk: Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.
•	Junk Bonds Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s
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share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds (liquidity risk). Such securities may also include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund’s share price.

•	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.
•	Leverage Risk: The Underlying Funds in which the Fund may invest may use leverage, including through use of a line of credit through a bank, which can amplify the effects of market volatility on a mutual fund’s share price and make a mutual fund’s returns more volatile. The use of leverage may cause the mutual funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.
•	Management Risk: The Adviser’s reliance on its strategy and its judgments about the value and potential appreciation securities in which the Fund invests may prove to be incorrect, including the Adviser’s tactical allocation of the Fund’s portfolio among its investments. The ability of the Fund to meet its investment objective is directly related to the Adviser’s proprietary investment process. The Adviser’s assessment of the relative value of securities, their attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.
•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and
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domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

•	Options Risk: When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.
•	Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors. These events or developments might include additional governmental regulation, resource shortages or surpluses, changes in consumer demands or improvements in technology that make products or services of a particular sector less desirable.
•	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies. Smaller-sized companies may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Smaller-sized companies may have limited markets, product lines or financial resources and may lack management experience.
•	Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.
•	Underlying Fund Risk: The Fund invests in investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund will be higher than the cost of investing directly in investment companies and may be higher than other investment companies that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. When the Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds. Short sales are speculative investments and will cause the Fund to lose money if the value of a security sold short by the Underlying Fund in which the Fund invests, does not go down as the Underlying Fund manager expects. Additional risks of investing in investment companies are described below:
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o	ETF Tracking Risk: Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ abilities to track their applicable indices.
o	Expense Risk: The Fund invests in Underlying Funds. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in an investment company and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.
o	Leveraging Risk: The use of leverage by the Underlying Funds, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the Underlying Fund’s gains or losses. During periods in which an Underlying Fund is utilizing financial leverage, the fees that are payable to the Adviser as a percentage of the Underlying Fund’s assets may be higher than if the Underlying Fund did not use leverage, because the fees are calculated as a percentage of the Underlying Fund’s assets, including those purchased with leverage.
o	Management Risk: When the Fund invests in Underlying Funds there is a risk that the investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.
o	Mutual Fund Risk (HCM Tactical Growth Fund & HCM Dividend Sector Plus Fund only): The strategy of investing in Underlying Funds that are mutual funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating its investments in the manner the Adviser considers optimal. The Fund intends to purchase mutual funds that are either no-load or waive the sales load for purchases made by the Fund. The Fund will not purchase mutual funds that charge a sales load upon redemption. In the event that a mutual fund charges a redemption fee, then you will indirectly bear the expense by investing in the Fund. Mutual funds whose shares are purchased by the Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the mutual fund’s outstanding shares during any period of less than 30 days. Shares held by the Fund in excess of 1% of a mutual fund’s outstanding shares therefore, may be considered not readily marketable securities, which together with other such securities, may not exceed 15% of the Fund’s total assets. When the Fund focuses its investments in certain mutual funds, the Fund’s portfolio will have a risk profile for such investments that will correspond to that of such mutual funds and Management Risk, described above, increases proportionately.

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o	Net Asset Value and Market Price Risk: The market value of the closed-end shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trades at a premium or discount to net asset value.
o	Strategies Risk: Each Underlying Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities.

Temporary Investments: To respond to adverse market, economic, political or other conditions, each Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities and repurchase agreements. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that a Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because shareholders will pay the fees and expenses of the Fund and, indirectly, the fees and expenses of the underlying money market funds. A Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure: A description of the Funds’ policies regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information (“SAI”).

Cybersecurity: The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact a Fund’s business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value; impediments to trading; the inability of a Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

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Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for a Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

Investment Adviser: Howard Capital Management, Inc. (the “Adviser”), 1145 Hembree Road, Roswell GA 30076, serves as investment adviser to the Funds. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of each Fund’s investment portfolios. The Adviser is responsible for selecting the Funds’ investments according to the Fund’s investment objectives, policies and restrictions. The Adviser was established in 1999 to provide, develop, and implement various proprietary trading systems. As of June 30, 2022, it had approximately $4.5 billion in assets under management.

Pursuant to advisory agreements between the Adviser and the Trust, on behalf of the Funds, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee listed in the table below as a percentage of each Fund’s average daily net assets.

Each Fund’s advisory fees are as shown below:

Fund	Advisory Fee
HCM Dividend Sector Plus	1.25%
HCM Tactical Growth Fund	1.25%
HCM Income Plus Fund	0.95%

A discussion regarding the basis for the Board of Trustees’ renewal of the advisory agreement is available in the Funds’ annual report to shareholders dated June 30, 2022.

Portfolio Manager: The Funds are managed on a day-to-day basis by Vance Howard. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Funds.

Mr. Howard has been the President, CEO, Chairman of the Board and founder of the Adviser since 1999. Prior to forming the Adviser, Mr. Howard was the President, CEO, Chairman and founder of Chartered Financial Services, Inc., an investment advisory firm.

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HOW SHARES ARE PRICED

Shares of each Fund are sold at net asset value (“NAV”). The NAV of each Fund is determined at close of regular trading (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, each Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid ask prices on such exchanges. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board of Trustees has delegated execution of these procedures to the Adviser. The Adviser may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board of Trustees reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

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Each Fund may use independent pricing services to assist in calculating the value of its securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for each Fund. Because the Funds may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Funds’ portfolio securities may change on days when you may not be able to buy or sell Fund shares.

In computing NAV, each Fund values its foreign securities at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in each Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before each Fund prices its shares, the security may be priced using alternative market prices provided by a pricing service. For example, if trading in a portfolio security is halted and does not resume before the Funds calculate their NAV, alternative market prices may be used to value the security. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of each Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of each Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine NAV, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of each Fund’s assets that are invested in one or more open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund’s NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Share Classes

This Prospectus describes four classes of shares offered by the HCM Dividend Sector Plus Fund: Class A, Class AI, Class I and Investor Class, and three classes of shares offered by the HCM Tactical Growth Fund and HCM Income Plus Fund: Class A, Class I and Investor Class. The Funds offer these classes of shares so that you can choose the class that best suits your investment needs. Refer to the information below so that you can choose the class that best suits your investment needs. The main differences between each class are sales charges, ongoing fees and minimum investment. For information on ongoing distribution fees, see Distribution Fees on page 44 of this Prospectus. Each class of shares in each Fund represents interest in the same portfolio of investments within the Funds. There is no investment minimum on reinvested distributions and the Funds may change investment minimums at any time. The Funds reserve the right to waive sales charges, as described below. The Funds and the Adviser may each waive investment minimums at their individual discretion. Not all share classes may be available for purchase in all states.

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Factors to Consider When Choosing a Share Class

When deciding which class of shares of the Funds to purchase, you should consider your investment goals, present and future amounts you may invest in the Funds, and the length of time you intend to hold your shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of the Funds’ expenses over time in the Fees and Expenses of the Funds section for the Funds in this Prospectus. You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Class A Shares and Class A1 Shares

Class A and Class A1 shares are offered at the public offering price, which is NAV per share plus the applicable sales charge. Class A shares pay up to 0.25% and Class A1 shares pay up to 0.40% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Funds and/or shareholder services. Over time, fees paid under this distribution and service plan will increase the cost of a Class A or Class A1 shareholder’s investment and may cost more than other types of sales charges. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of “Right of Accumulation” and “Letter of Intent” below. The Funds and the Adviser each reserve the right to waive any load as described below. In addition, a financial intermediary may offer Class A and Class A1 shares subject to variations in or elimination of a Funds sales charges (“variations”), provided such variations are described in Appendix A. All variations described in Appendix A are applied by the identified financial intermediary. Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Class A of Class A1 shares through an intermediary identified on Appendix A should read the terms and conditions of Appendix A carefully. A variation that is specific to a particular financial intermediary is not applicable to shares held directly with a Fund or through another intermediary. Please consult your financial intermediary with respect to any variations listed in Appendix A. The following sales charges apply to your purchases of Class A or Class A1 shares of the Funds.

Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999	5.00%	5.26%	4.25%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	1.00%	1.01%	1.00%
(1)	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculations used to determine your sales charge.

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How to Reduce Your Sales Charge

You may be eligible to purchase Class A or Class A1 shares at a reduced sales charge. To qualify for these reductions, you must notify the Funds’ distributor, Northern Lights Distributors, LLC (the “Distributor”), in writing of the reduction for which you are eligible and supply your account number at the time of purchase. You may combine your purchase with those of your “immediate family” (your spouse and your children under the age of 21) for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Rights of Accumulation: To qualify for the lower sales charge rates that apply to larger purchases of Class A or Class A1 shares, you may combine your new purchases of Class A shares with Class A shares of the Funds that you already own, or Class A1 shares with the Class A1 shares of HCM Dividend Sector Plus Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A or Class A1 shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of the Funds held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

•	Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment adviser);
•	Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs; and
•	Shares held directly in the Funds account on which the broker-dealer (financial adviser) of record is different than your current purchase broker-dealer.

Letters of Intent: Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A or Class A1 shares of a Fund, with a minimum of $25,000, during a 13-month period. The 13-month period begins upon the date of the LOI. At your written request, Class A or Class A1 share purchases made during the 90 days prior to the LOI may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds’ transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

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Repurchase of Class A or Class A1 Shares: If you have redeemed Class A or Class A1 shares of the Funds within the past 120 days, you may repurchase an equivalent amount of Class A or Class A1 shares of the Funds at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. You may exercise this privilege only once and must notify the Funds that you intend to do so in writing. The Funds must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Class A or Class A1 shares is waived for certain types of investors, including:

•	Current and retired Trustees and officers of the funds sponsored by the Adviser or any of its subsidiaries, their immediate families (i.e., spouse, children, mother or father) and any purchases referred through the Adviser.
•	Employees of the Adviser and their immediate families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).
•	Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds’ shares and their immediate families.
•	Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.
•	Clients of financial intermediaries that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.
•	Institutional investors (which may include bank trust departments and registered investment advisers).
•	Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.
•	Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.
•	Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan’s investments in the Funds are part of an omnibus account. A minimum initial investment of $1 million in the Funds is required. The distributor in its sole discretion may waive these minimum dollar requirements.
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The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an “NAV transfer”). Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

Class I Shares

Class I shares of the Funds are offered at their NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Funds. Class I shares are not subject to distribution fees.

Investor Class Shares

Investor Class shares of the Funds are offered at their NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Funds. Investor Class shares pay up to 1.00% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Funds and/or shareholder services. Over time, fees paid under this distribution and service plan will increase the cost of an Investor Class shareholder’s investment and may cost more than other types of sales charges.

Exchange Privilege

The Adviser allows investors in the Funds to make non-taxable share class conversions. For advisors who wish to convert from a higher fee share class, to a lower fee share class (for example, from an Investor Class-share to an I-share) within a Fund, non-taxable share class conversions are permitted by the Adviser as long as they are moving to a lower expense ratio fund, and the Investor shares are free of any CDSC. An exchange of shares of any Fund for shares of another class within that Fund will not be treated as a sale for federal income tax purposes.

Minimum Initial and Subsequent Investment Amounts

HCM Dividend Sector Plus Fund - Minimum and Additional Investment Amounts:
The minimum initial and subsequent investment by class of shares is:

Class	Initial Investment		Subsequent Investment
	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$500	$250
A1	$2,500	$1,000	$500	$250
I	$50,000	$1,000	$500	$250
Investor	$2,500	$1,000	$500	$250

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HCM Tactical Growth Fund and HCM Income Plus Fund - Minimum and Additional Investment Amounts: The minimum initial and subsequent investment by class of shares is:

Class	Initial Investment		Subsequent Investment
	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$500	$250
I	$50,000	$1,000	$500	$250
Investor	$2,500	$1,000	$500	$250

The Funds reserve the right to waive any minimum. There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Funds.

You may purchase shares of the Funds by sending a completed application form to the following address:

Regular Mail HCM Dividend Sector Plus Fund HCM Tactical Growth Fund HCM Income Plus Fund c/o Ultimus Fund Solutions, LLC P.O. Box 541150 Omaha, Nebraska 68154	Express/Overnight Mail HCM Dividend Sector Plus Fund HCM Tactical Growth Fund HCM Income Plus Fund c/o Ultimus Fund Solutions, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Funds in verifying your identity. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase through Brokers: You may invest in the Funds through brokers or agents who have entered into selling agreements with the Distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Funds. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a brokers authorized designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds. You should carefully read the program materials provided to you by your servicing agent.

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Purchase by Wire: If you wish to wire money to make an investment in the Funds, please call the Funds at 1-855-969-8464 for wiring instructions and to notify the Funds that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Funds normally accept wired funds for investment on the day received if they are received by the Funds’ designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automated Clearing House (ACH) Purchase: Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Funds requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of shares of the Funds. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Funds may alter, modify or terminate this purchase option at any time.

Shares purchased by ACH will not be available for redemption until the transactions have cleared. Shares purchased via ACH transfer may take up to 15 days to clear.

Transactions through the Website. You may purchase a Fund’s shares and redeem a Fund’s shares through the Funds’ website www.howardcmfunds.com. To establish internet transaction privileges, you must enroll through the website. You automatically have the ability to establish internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application. You will be required to enter into a user’s agreement through the website in order to enroll in these privileges. To purchase shares through the website, you must also have ACH instructions on your account. Redemption proceeds may be sent to you by check to the address or record, or if your account has existing bank information, by wire or ACH. Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Funds’ website. Transactions through the website are subject to the same minimums and maximums as other transaction methods. Please call 1-855-969-8464 for assistance in establishing online access.

You should be aware that the internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the website for transactions is dependent upon the internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Funds and their service providers have established certain security procedures, the Funds, their distributor and their transfer agent cannot assure you that trading information will be completely secure.

There may also be delays, malfunctions, or other inconveniences generally associated with this medium. There also may be times when the website is unavailable for Fund transactions or other purposes. Should this happen, you should consider purchasing or redeeming shares by another method. Neither the Funds nor their transfer agent, distributor nor Advisor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

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Automatic Investment Plan: You may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Funds through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. Please contact the Funds at 1-855-969-8464 for more information about the Funds’ Automatic Investment Plan.

Each Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Cash, credit cards, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, U. S. Treasury checks and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks, bank official checks, and bank money orders are reviewed on a case-by-case basis and may be accepted under certain circumstances. In such cases, a 15-business day hold will be applied to the Funds (which means that you may not redeem your shares until the holding period has expired). Redemptions of shares of the Fund purchased by check may be subject to a hold period until the check has been cleared by the issuing bank. To avoid such holding periods, shares may be purchased through a broker or by wire, as described in this section.

Note: Ultimus Fund Solutions, LLC, the Funds’ transfer agent (the “Transfer Agent”), will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any check or electronic payment returned to the Transfer Agent for insufficient funds.

When Order is Processed: All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after the Funds receive your application or request in good order. All requests received in good order by Fund before 4:00 p.m. (Eastern Time) on a day the NYSE is open for business will be processed on that same day. Requests received after 4:00 p.m. will be processed on the next day that the NYSE is open for business.

Good Order: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•         the name of the relevant Fund and share class;

•         the dollar amount of shares to be purchased; and

•         a completed purchase application or investment stub check payable to the
“HCM Dividend Sector Plus Fund,” “HCM Tactical Growth Fund,” or “HCM Income Plus Fund” as applicable.

Retirement Plans: You may purchase shares of the Funds for your individual retirement plans. Please call the Funds at 1-855-969-8464 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

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HOW TO REDEEM SHARES

Redeeming Shares: The Funds typically expect that it will take up to three business days following receipt of your redemption request to pay out redemption proceeds by check or electronic transfer. The Funds typically expect to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions.

Regular Mail HCM Dividend Sector Plus Fund HCM Tactical Growth Fund HCM Income Plus Fund c/o Ultimus Fund Solutions, LLC P.O. Box 541150 Omaha, Nebraska 68154	Express/Overnight Mail HCM Dividend Sector Plus Fund HCM Tactical Growth Fund HCM Income Plus Fund c/o Ultimus Fund Solutions, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022

Redemptions by Telephone: The telephone redemption privilege is automatically available to all new account. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Funds and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-855-969-8464. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. You may redeem shares up to $50,000. If you own an IRA, you will be asked whether or not the Fund(s) should withhold federal income tax.

During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Neither the Fund nor its Transfer Agent will be held liable if you are unable to place your trade due to high call volume.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Funds, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any such loss. The Funds or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the Transfer Agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

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Redemptions through Broker: If shares of the Funds are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Funds. The servicing agent may charge a fee for this service.

Redemptions by Wire: You may request that your redemption proceeds be wired directly to your bank account. The Transfer Agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Systematic Withdrawal Plan: If your individual accounts, IRA or other qualified plan account have a current account value of at least $10,000, you may participate in the Funds’ Systematic Withdrawal Plan, an investment plan that automatically moves money to your bank account from a Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $250 on specified days of each month into your established bank account. Please contact the Funds at 1-855-969-8464 for more information about the Funds’ Systematic Withdrawal Plan.

Redemptions in Kind: The Funds reserve the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount is greater than the lesser of $250,000 or 1% of the Funds’ assets. The securities will be chosen by the Funds and valued under the Funds’ NAV procedures. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent: Once a Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. If you purchase shares using a check and soon after request a redemption, your redemption proceeds, which are payable at the next determined NAV following your redemption request in “good order,” as described below, will not be sent until the check used for your purchase has cleared your bank.

Good Order: Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

•         The request should be in writing, indicating the number of shares or dollar amount to be redeemed;

•         The request must identify your account number;

•         The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•          If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Exchanging Shares: Shares of a Fund may be exchanged without payment of any exchange fee for shares of another Fund of the same class at their respective NAV, given that the accounts have the same registration. Minimums to establish or subsequent purchase minimums apply.

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Suspension of Redemptions: Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times: (a) when the NYSE is closed, other than customary weekend and holiday closings; (b) when trading on that exchange is restricted for any reason; (c) when an emergency exists as a result of which disposal by the Funds of securities owned is not reasonably practicable or it is not reasonably practicable for the Funds to fairly determine the value of net assets, provided that applicable rules and regulations of the Securities and Exchange Commission
(or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or (d) when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption. In case of suspension of the right of redemption, payment of a redemption request will be made based on the NAV next determined after the termination of the suspension.

When You Need Medallion Signature Guarantees: If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Funds with your signature guaranteed. A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

•	you request a redemption to be made payable to a person not on record with the Trust, on behalf of the Funds;
•	you request that a redemption be mailed to an address other than that on record with the Trust, on behalf of the Funds;
•	the proceeds of a requested redemption exceed $50,000;
•	any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or
•	your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.

Retirement Plans: If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Funds should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances: If at any time your account balance in a Fund falls below $2,500, the Fund may notify you that, unless the account is brought up to at least $2,500 within 30 days of the notice; your account could be closed. After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below required minimums due to a decline in NAV.

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FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds discourage and do not accommodate market timing. Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Funds’ investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Board of Trustees has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing. These methods include:

•	Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds’ “Market Timing Trading Policy;”
•	Rejecting or limiting specific purchase requests; and
•	Rejecting purchase requests from certain investors.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.

Based on the frequency of redemptions in your account, the Adviser or Transfer Agent may in its sole discretion determine that your trading activity is detrimental to the Funds as described in the Funds’ Market Timing Trading Policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or exchanges into the Funds.

The Funds reserve the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Funds nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with the Trust, on behalf of the Funds.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Funds. While the Funds will encourage financial intermediaries to apply the Funds’ Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in their ability to monitor the trading activity or enforce the Funds’ Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds’ Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or

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restrictions and monitoring trading activity for what might be market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Trust, on behalf of the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request. If the Funds or their Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, the Funds will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of the Funds’ shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Funds.)

The Funds intend to distribute substantially all of their net investment income and net capital gains annually in December. Both distributions will be reinvested in shares of each Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from each Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

The Funds must report to the IRS and furnish to shareholders the cost basis information for shares purchased and sold. The Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders, which means the Funds will use this method to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time. Shareholders may, however, choose a method other than the Funds’ standing method at the time of their purchase or upon sale of covered shares. Shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

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On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a percentage of any dividend, redemption or exchange proceeds. The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Funds are required to withhold taxes if a number is not delivered to each Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisers to determine the tax consequences of owning the Funds’ shares.

DISTRIBUTION OF SHARES

Distributor: Northern Lights Distributors, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022, is the distributor for the shares of the Funds. Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Funds are offered on a continuous basis.

Distribution fees: The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A shares, Class A1 shares and Investor Class shares of the Fund (each a “Plan” and collectively, the “Plans”) under Rule 12b-1, pursuant to which the Funds pay the Distributor an annual fee for distribution and shareholder servicing expenses of 0.25%, 0.40%, and 1.00% of the Funds’ average daily net assets attributable to Class A shares, Class A1 shares and Investor Class shares, respectively. There is no plan for Class I shares. Over time, fees paid under each Plan will increase the cost of a shareholder’s investment and may cost more than other types of sales charges.

The Distributor and other entities are paid under the Plans for services provided and the expenses borne by the Distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plans to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

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Additional Compensation to Financial Intermediaries: The Distributor, its affiliates, and the Adviser and its affiliates may, at their own expense and out of their own assets including their legitimate profits from Fund-related activities, provide additional cash payments to financial intermediaries who sell shares of the Funds or assist in the marketing of the Funds. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Funds on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the Distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Householding: To reduce expenses, the Funds mail only one copy of a Prospectus and each annual and semi-annual report to those addresses shared by accounts that have elected to receive paper copies of these documents. If you wish to receive individual copies of these documents, please call the Funds at 1-855-969-8464 on days the Funds are open for business or contact your financial institution. The Funds will begin sending you individual copies thirty days after receiving your request.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the applicable Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by RSM US LLP, whose report, along with each Fund’s financial statements, are included in the Funds’ June 30, 2022 annual report, which is available at no charge upon request.

HCM Dividend Sector Plus Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

Class A	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020		Year Ended June 30, 2019	Year Ended June 30, 2018
Net asset value, beginning of year	$19.05	$11.94	$10.93		$13.05	$12.81
Activity from investment operations:
Net investment income (loss)(1)	(0.03)	(0.03)	0.00	(6)	0.20	0.29
Net realized and unrealized gain (loss) on investments	(1.74)	7.14	1.10		(0.98)	1.29
Total from investment operations	(1.77)	7.11	1.10		(0.78)	1.58
Less distributions from:
Net investment income	—	—	(0.09)		(0.24)	(0.22)
Return of capital	—	—	(0.00	)(6)	—	—
Net realized gains	—	—	(0.00	)(6)	(1.10)	(1.12)
Total distributions	—	—	(0.09)		(1.34)	(1.34)
Paid-in-Capital From Redemption Fees(6)	0.00	0.00	0.00		0.00	0.00
Net asset value, end of year	$17.28	$19.05	$11.94		$10.93	$13.05
Total return(2)	(9.29)%	59.55%	10.06%		(4.80)%	12.26%
Net assets, at end of year (000s)	$920,476	$739,011	$324,964		$374,600	$374,192
Ratio of gross expenses to average net assets(3)(5)(7)	1.63%	1.64%	1.69%		2.19%	2.54%
Ratio of net expenses to average net assets(5)(8)	1.63%	1.64%	1.69%		2.19%	2.54%
Ratio of net investment income (loss) to average net assets(4)(5)	(0.14)%	(0.18)%	(0.01)%		1.67%	2.20%
Portfolio Turnover Rate	49%	2%	129%		220%	127%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.
(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.
(6)	Amount represents less than $0.005 per share.
(7)	Ratio of gross expenses to average net assets (excluding interest expense) 1.69% 1.71%
(8)	Ratio of net expenses to average net assets (excluding interest expense) 1.69% 1.71%

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HCM Dividend Sector Plus Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

Class A1	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020		Year Ended June 30, 2019	Year Ended June 30, 2018
Net asset value, beginning of year	$19.16	$12.04	$11.02		$13.04	$12.80
Activity from investment operations:
Net investment income (loss)(1)	(0.07)	(0.09)	(0.03)		0.18	0.62
Net realized and unrealized gain (loss) on investments	(1.74)	7.21	1.12		(0.97)	0.94
Total from investment operations	(1.81)	7.12	1.09		(0.79)	1.56
Less distributions from:
Net investment income	—	—	(0.07)		(0.13)	(0.20)
Net realized gains	—	—	(0.00	)(6)	(1.10)	(1.12)
Total distributions	—	—	(0.07)		(1.23)	(1.32)
Paid-in-Capital From Redemption Fees	—	0.00 (6)	—		—	—
Net asset value, end of year	$17.35	$19.16	$12.04		$11.02	$13.04
Total return(2)	(9.45)%	59.14%	9.94%		(4.94)%	12.11%
Net assets, at end of year (000s)	$6	$5	$36		$71	$568
Ratio of gross expenses to average net assets(3)(5)(7)(9)	1.78%	1.79%	1.84%		2.34%	2.69%
Ratio of net expenses to average net assets(3)(5)(8)(9)	1.78%	1.79%	1.84%		2.34%	2.69%
Ratio of net investment income (loss) to average net assets(4)(5)	(0.33)%	(0.60)%	(0.21)%		1.50%	4.66%
Portfolio Turnover Rate	49%	2%	129%		220%	127%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.
(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.
(6)	Amount represents less than $0.005 per share.
(7)	Ratio of gross expenses to average net assets (excluding interest expense) 1.84% 1.86%
(8)	Ratio of net expenses to average net assets (excluding interest expense) 1.84% 1.86%
(9)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.
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HCM Dividend Sector Plus Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

Class I	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020		Year Ended June 30, 2019	Year Ended June 30, 2018
Net asset value, beginning of year	$19.12	$11.95	$10.93		$13.05	$12.81
Activity from investment operations:
Net investment income (loss)(1)	(0.01)	0.03	0.02		0.29	0.47
Net realized and unrealized gain (loss) on investments	(1.72)	7.14	1.12		(1.07)	1.11
Total from investment operations	(1.73)	7.17	1.14		(0.78)	1.58
Less distributions from:
Net investment income	—	—	(0.12)		(0.24)	(0.22)
Return of capital	—	—	(0.00	)(6)	—	—
Net realized gains	—	—	(0.00	)(6)	(1.10)	(1.12)
Total distributions	—	—	(0.12)		(1.34)	(1.34)
Paid-in-Capital From Redemption Fees	0.00 (6)	0.00 (6)	—		—	—
Net asset value, end of year	$17.39	$19.12	$11.95		$10.93	$13.05
Total return(2)	(9.05)%	60.00%	10.44%		(4.80)%	12.25%
Net assets, at end of year (000s)	$17,170	$33,183	$17	(9)	$15 (9)	$16 (7)
Ratio of gross expenses to average net assets(3)(5)(8)	1.38%	1.39%	1.44%		2.19%	2.54%
Ratio of net expenses to average net assets(5)(9)	1.38%	1.39%	1.44%		2.19%	2.54%
Ratio of net investment income (loss) to average net assets(4)(5)	(0.04)%	0.18%	0.17%		2.51%	3.55%
Portfolio Turnover Rate	49%	2%	129%		220%	127%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.
(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.
(6)	Amount represents less than $0.005 per share.
(7)	Actual net assets, not truncated.
(8)	Ratio of gross expenses to average net assets (excluding interest expense) 1.69% 1.95%
(9)	Ratio of net expenses to average net assets (excluding interest expense) 1.69% 1.95%
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HCM Dividend Sector Plus Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

Investor Class	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020		Year Ended June 30, 2019	Year Ended June 30, 2018
Net asset value, beginning of year	$18.58	$11.73	$10.76		$12.87	$12.67
Activity from investment operations:
Net investment income (loss)(1)	(0.17)	(0.14)	(0.08)		0.11	0.19
Net realized and unrealized gain (loss) on investments	(1.69)	6.99	1.07		(0.96)	1.27
Total from investment operations	(1.86)	6.85	0.99		(0.85)	1.46
Less distributions from:
Net investment income	—	—	(0.02)		(0.16)	(0.14)
Net realized gains	—	—	(0.00	)(6)	(1.10)	(1.12)
Total distributions	—	—	(0.02)		(1.26)	(1.26)
Paid-in-Capital From Redemption Fees(6)	0.00	0.00	0.00		0.00	0.00
Net asset value, end of year	$16.72	$18.58	$11.73		$10.76	$12.87
Total return(2)	(10.01)%	58.40%	9.18%		(5.48)%	11.44%
Net assets, at end of year (000s)	$269,388	$205,855	$75,510		$54,659	$44,423
Ratio of gross expenses to average net assets(3)(5)(7)(9)	2.38%	2.39%	2.44%		2.94%	3.29%
Ratio of net expenses to average net assets(5)(8)(9)	2.38%	2.39%	2.44%		2.94%	3.29%
Ratio of net investment income (loss) to average net assets(4)(5)	(0.89)%	(0.90)%	(0.69)%		0.92%	1.46%
Portfolio Turnover Rate	49%	2%	129%		220%	127%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.
(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.
(6)	Amount represents less than $0.005 per share.
(7)	Ratio of gross expenses to average net assets (excluding interest expense) 2.44% 2.46%
(8)	Ratio of net expenses to average net assets (excluding interest expense) 2.44% 2.46%
(9)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

49

HCM Tactical Growth Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

Class A	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net asset value, beginning of year	$26.15	$16.32	$12.80	$14.68	$11.64
Activity from investment operations:
Net investment loss(1)	(0.31)	(0.29)	(0.17)	(0.10)	(0.17)
Net realized and unrealized gain (loss) on investments	(5.30)	10.80	3.69	(1.19)	3.21
Total from investment operations	(5.61)	10.51	3.52	(1.29)	3.04
Less distributions from:
Net realized gains	(0.28)	(0.68)	—	(0.59)	—
Total distributions	(0.28)	(0.68)	—	(0.59)	—
Paid-in-Capital From Redemption Fees(6)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$20.26	$26.15	$16.32	$12.80	$14.68
Total return(2)	(21.77)%	65.30%	27.50%	(8.36)%	26.12%
Net assets, at end of year (000s)	$752,628	$626,800	$216,981	$198,595	$137,794
Ratio of gross expenses to average net assets(3)(4)	1.64%	1.65%	1.71%	1.73%	1.80	%(8)
Ratio of net expenses to average net assets(4)	1.64%	1.65%	1.71%	1.73%	1.97	%(7)
Ratio of net investment loss to average net assets(4)(5)	(1.20)%	(1.33)%	(1.25)%	(0.75)%	(1.26)%
Portfolio Turnover Rate	107%	23%	140%	532%	18%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.
(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.
(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.
(6)	Amount represents less than $0.005 per share.
(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.
(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

50

HCM Tactical Growth Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

Class I	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net asset value, beginning of year	$26.23	$16.33	$12.81	$14.69	$11.65
Activity from investment operations:
Net investment income (loss)(1)	(0.25)	(0.25)	0.07	0.08	0.08
Net realized and unrealized gain (loss) on investments	(5.32)	10.83	3.45	(1.37)	2.96
Total from investment operations	(5.57)	10.58	3.52	(1.29)	3.04
Less distributions from:
Net realized gains	(0.28)	(0.68)	—	(0.59)	—
Total distributions	(0.28)	(0.68)	—	(0.59)	—
Paid-in-Capital From Redemption Fees	0.00 (7)	—	—	—	—
Net asset value, end of year	$20.38	$26.23	$16.33	$12.81	$14.69
Total return(2)	(21.55)%	65.70%	27.48%	(8.35)%	26.09%
Net assets, at end of year (000s)	$15,316	$7,960	$16 (6)	$14 (6)	$15	(6)
Ratio of gross expenses to average net assets(3)(4)	1.39%	1.40%	1.46%	1.48%	1.55	%(9)
Ratio of net expenses to average net assets(4)	1.39%	1.40%	1.46%	1.48%	1.72	%(8)
Ratio of net investment income (loss) to average net assets(4)(5)	(0.95)%	(1.08)%	0.47%	0.56%	0.59%
Portfolio Turnover Rate	107%	23%	140%	532%	18%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.
(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.
(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.
(6)	Actual net assets, not truncated.
(7)	Amount represents less than $0.005 per share.
(8)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.
(9)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.
51

HCM Tactical Growth Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

Investor Class	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net asset value, beginning of year	$24.96	$15.71	$12.42	$14.37	$11.48
Activity from investment operations:
Net investment loss(1)	(0.49)	(0.44)	(0.27)	(0.20)	(0.27)
Net realized and unrealized gain (loss) on investments	(5.01)	10.37	3.56	(1.16)	3.16
Total from investment operations	(5.50)	9.93	3.29	(1.36)	2.89
Less distributions from:
Net realized gains	(0.28)	(0.68)	—	(0.59)	—
Total distributions	(0.28)	(0.68)	—	(0.59)	—
Paid-in-Capital From Redemption Fees(6)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$19.18	$24.96	$15.71	$12.42	$14.37
Total return(2)	(22.37)%	64.13%	26.49%	(9.04)%	25.17%
Net assets, at end of year (000s)	$208,464	$179,812	$61,867	$39,302	$26,838
Ratio of gross expenses to average net assets(3)(4)	2.39%	2.40%	2.46%	2.48%	2.55	%(8)
Ratio of net expenses to average net assets(4)	2.39%	2.40%	2.46%	2.48%	2.72	%(7)
Ratio of net investment loss to average net assets(4)(5)	(1.95)%	(2.08)%	(1.98)%	(1.48)%	(2.02)%
Portfolio Turnover Rate	107%	23%	140%	532%	18%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.
(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.
(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.
(6)	Amount represents less than $0.005 per share.
(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.
(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.
52

HCM Income Plus Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

Class A	Year Ended June 30, 2022		Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018
Net asset value, beginning of year	$16.25		$12.30	$10.25	$10.96	$10.35
Activity from investment operations:
Net investment income (loss)(1)	(0.01)		0.02	0.05	0.16	0.13
Net realized and unrealized gain (loss) on investments	(2.95)		4.01	2.09	(0.24)	0.69
Total from investment operations	(2.96)		4.03	2.14	(0.08)	0.82
Less distributions from:
Net investment income	(0.04)		(0.04)	(0.09)	(0.14)	(0.19)
Return of capital	(0.00	)(6)	—	—	—	—
Net realized gains	(0.03)		(0.04)	—	(0.49)	(0.02)
Total distributions	(0.07)		(0.08)	(0.09)	(0.63)	(0.21)
Paid-in-Capital From Redemption Fees(6)	0.00		0.00	0.00	0.00	0.00
Net asset value, end of year	$13.22		$16.25	$12.30	$10.25	$10.96
Total return(2)	(18.28)%		32.85%	20.95%	(0.25)%	8.03%
Net assets, at end of year (000s)	$565,518		$416,354	$164,911	$165,377	$126,850
Ratio of gross expenses to average net assets(3)(4)	1.35%		1.38%	1.48%	1.46%	1.52%
Ratio of net expenses to average net assets(4)	1.35%		1.38%	1.48%	1.46%	1.52%
Ratio of net investment income (loss) to average net assets(4)(5)	(0.05)%		0.19%	0.38%	1.47%	1.24%
Portfolio Turnover Rate	128%		5%	196%	563%	65%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.
(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.
(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.
(6)	Amount represents less than $0.005 per share.

53

HCM Income Plus Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

Class I	Year Ended June 30, 2022		Year Ended June 30, 2021	Period Ended June 30, 2020(1)
Net asset value, beginning of period	$16.26		$12.30	$10.32
Activity from investment operations:
Net investment income (loss)(2)	0.05		(0.01)	0.03
Net realized and unrealized gain (loss) on investments	(2.98)		4.08	2.04
Total from investment operations	(2.93)		4.07	2.07
Less distributions from:
Net investment income	(0.07)		(0.07)	(0.09)
Return of capital	(0.00	)(7)	—	—
Net realized gains	(0.03)		(0.04)	—
Total distributions	(0.10)		(0.11)	(0.09)
Paid-in-Capital From Redemption Fees	0.00	(7)	0.00 (7)	—
Net asset value, end of period	$13.23		$16.26	$12.30
Total return(3)	(18.12)%		33.15%	20.13	%(9)
Net assets, at end of period (000s)	$4,376		$6,600	$96,770
Ratio of gross expenses to average net assets(4)(5)(8)	1.10%		1.13%	1.23%
Ratio of net expenses to average net assets(5)(8)	1.10%		1.13%	1.23%
Ratio of net investment income (loss) to average net assets(5)(6)(8)	0.31%		(0.08)%	0.28%
Portfolio Turnover Rate	128%		5%	196	%(9)

(1)	The HCM Income Plus Fund’s Class I shares commenced operations on September 11, 2019.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.
(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.
(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.
(7)	Amount represents less than $0.005 per share.
(8)	Annualized for periods less than one year.
(9)	Not annualized.

54

HCM Income Plus Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

Investor Class	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019		Year Ended June 30, 2018
Net asset value, beginning of year	$16.00	$12.16	$10.14	$10.87		$10.31
Activity from investment operations:
Net investment income (loss)(1)	(0.11)	(0.08)	(0.04)	0.07		0.03
Net realized and unrealized gain (loss) on investments	(2.91)	3.96	2.08	(0.23)		0.71
Total from investment operations	(3.02)	3.88	2.04	(0.16)		0.74
Less distributions from:
Net investment income	—	—	(0.02)	(0.08)		(0.16)
Net realized gains	(0.03)	(0.04)	—	(0.49)		(0.02)
Total distributions	(0.03)	(0.04)	(0.02)	(0.57)		(0.18)
Paid-in-Capital From Redemption Fees(6)	0.00	0.00	0.00	0.00		0.00
Net asset value, end of year	$12.95	$16.00	$12.16	$10.14		$10.87
Total return(2)	(18.90)%	31.93%	20.12%	(1.05	)%(7)	7.27%
Net assets, at end of year (000s)	$119,876	$97,342	$39,553	$22,824		$14,980
Ratio of gross expenses to average net assets(3)(4)	2.10%	2.13%	2.23%	2.21%		2.27%
Ratio of net expenses to average net assets(4)	2.10%	2.13%	2.23%	2.21%		2.27%
Ratio of net investment income (loss) to average net assets(4)(5)	(0.75)%	(0.55)%	(0.41)%	0.72%		0.28%
Portfolio Turnover Rate	128%	5%	196%	563%		65%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.
(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.
(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests as well as timing of subscriptions and redemptions within each share class.
(6)	Amount represents less than $0.005 per share.
(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.
55

Rev. June 2021

PRIVACY NOTICE

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: § Social Security number § Purchase History § Assets § Account Balances § Retirement Assets § Account Transactions § Transaction History § Wire Transfer Instructions § Checking Account Information When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (631) 490-4300

56

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪ Affiliates from using your information to market to you

▪ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Northern Lights Fund Trust III doesn’t jointly market.
57

Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts

Intermediary-Defined Sales Charge Waiver Policies

Robert W. Baird & Co. (“Baird”):

Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI

Front-End Sales Charge Waivers on Investors A-shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
•	Shares purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird
•	Shares purchased using the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
•	Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Investor A shares Available at Baird

•	Shares sold due to death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus
•	Shares bought due to returns of excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s prospectus
•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird
•	Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations

•	Breakpoints as described in this prospectus
•	Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Fund assets held by accounts within the purchaser’s household at Baird. Eligible Fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Funds through Baird, over a 13-month period of time
A-1

HCM Dividend Sector Plus Fund

HCM Tactical Growth Fund

HCM Income Plus Fund

Adviser	Howard Capital Management, Inc. 1145 Hembree Road Roswell, Georgia 30076
Independent Registered Public Accounting Firm	RSM US LLP 555 Seventeenth Street, Suite 1200 Denver, Colorado 80202
Custodian	Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110
Distributor	Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022
Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215
Transfer Agent	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Additional information about the Funds is included in the Funds’ SAI dated November 1, 2022. The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Funds’ policies and management. Additional information about each Fund’s investments is available in the Funds’ Annual and Semi-Annual Reports to Shareholders. In the Funds’ Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Funds, or to make shareholder inquiries about the Funds, please call 1-855-969-8464 or visit www.howardcmfunds.com. You may also write to:

HCM Dividend Sector Plus Fund

HCM Tactical Growth Fund

HCM Income Plus Fund

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-22655